Share-based compensation arrangements (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities

Share options’ activities for the six months ended June 30, 2025 presented were summarized as follows:

	For the six months ended June 30, 2025
	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2025	1.2	121,852,549
Granted	1.2	81,966
Expired	0.9	(293,908)
Modified	1.2	(915,730)
Forfeited	1.2	(1,244,625)
Exercised	0.6	(11,164,145)
Outstanding as of June 30, 2025	1.2	108,316,107
Exercisable as of June 30, 2025	1.2	83,636,052

Summary of fair value of share options	The key assumptions used in determining the fair value of share options were as follows:

For the
six months ended
June 30, 2025
Fair value of the Company’s ordinary shares	USD5.53 per share
Expected volatility	52.6%
Exercise multiple	2.8x
Expected dividends	0%
Risk-free interest rate (per annum)	4.52%
Expected term	10 years

2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share options activities and restricted share units activities

Restricted share units’ activities for the six months ended June 30, 2025 presented were summarized as follows:

For the
six months ended
June 30,
2025
Number of restricted
share units
Outstanding as of January 1,2025	6,781,568
Granted	11,064,802
Modified	693,524
Forfeited	(1,173,100)
Vested	(1,959,795)
Outstanding as of June 30, 2025	15,406,999